LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 26, 2021 m²	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease assets | $		$ 398	$ 454
Lease liabilities | $		$ 389	$ 433
Weighted average remaining lease term		1 year 8 months 12 days
Weighted average borrowing rate		5.60%
Isfiya, ISRAEL | Office facilities [Member]
Lessee, Lease, Description [Line Items]
Area of lease | m²		900
Lease expiration date		May 31, 2022
Isfiya, ISRAEL | Office facilities [Member] | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Area of lease | m²	1,550
Lease expiration date	Dec. 31, 2023
Option to extend the lease period for an additional time	3 years